Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	XPEL, INC.
Amendment Flag	false
Entity Central Index Key	0001767258
Soliciting Material	false
City Area Code	(210)
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XPEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Local Phone Number	678-3700
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38858
Entity Tax Identification Number	20-1117381
Entity Address, Postal Zip Code	78215
Entity Address, Address Line One	711 Broadway, Suite 320
Entity Address, State or Province	TX
Entity Address, City or Town	San Antonio